SCHEDULE OF RECONCILIATION OF LEVEL 3 FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
At the beginning of the reporting period	$ 13,102,000	$ 16,729,000
Additions	1,369,648	100,000
Fair value adjustments	(3,478,648)	(3,727,000)
Conversion	(10,993,000)
At the end of the reporting period		$ 13,102,000